SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		£ 12,745	£ 14,782
Ending Balance		12,586	12,745
Issued during the year		780	201
Repurchases and redemptions during the year	[1]	(762)	(2,256)
Foreign exchange movements		(395)	375
Other movements (all non-cash)		218	(357)
The Group [member] | Floating rate subordinated callable notes 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year			201
The Group [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(600)
The Group [member] | Undated Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(14)
The Group [member] | 10.5% Subordinated Bonds callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(150)
The Group [member] | 6.75% Subordinated Fixed Rate Notes callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year			(1,492)
The Group [member] | 4.1378% Dated Subordinated Notes due 2026 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		492
The Group [member] | 2.68229% Dated Subordinated Notes due 2038 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		70
The Group [member] | 2.0367% Dated Subordinated Notes due 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		218
The Group [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(49)
The Group [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(135)
The Group [member] | Percent 9375 Subordinated Bonds 2021 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(328)
The Group [member] | Percent 6375 Subordinated Instruments 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(250)
The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		9,528	9,341
Ending Balance		9,909	9,528
Issued during the year		780
Repurchases and redemptions during the year	[2]	(184)
Foreign exchange movements		(275)	310
Other movements (all non-cash)		60	(123)
The Bank [member] | 4.1378% Dated Subordinated Notes due 2026 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		492
The Bank [member] | 2.68229% Dated Subordinated Notes due 2038 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		70
The Bank [member] | 2.0367% Dated Subordinated Notes due 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		218
The Bank [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(49)
The Bank [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(135)
Preferred securities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		3,210	3,721
Ending Balance		3,267	3,210
Repurchases and redemptions during the year	[1]	(49)	(614)
Foreign exchange movements		(83)	108
Other movements (all non-cash)		189	(5)
Preferred securities [member] | The Group [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(600)
Preferred securities [member] | The Group [member] | Undated Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(14)
Preferred securities [member] | The Group [member] | 10.5% Subordinated Bonds callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Preferred securities [member] | The Group [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(49)
Preferred securities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		2,312	2,251
Ending Balance		2,234	2,312
Repurchases and redemptions during the year	[2]	(49)
Foreign exchange movements		(57)	88
Other movements (all non-cash)		28	(27)
Preferred securities [member] | The Bank [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	(49)
Preferred securities [member] | The Bank [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		529	504
Ending Balance		516	529
Repurchases and redemptions during the year	[1]
Foreign exchange movements		(36)	20
Other movements (all non-cash)		23	5
Undated subordinated liabilities [member] | The Group [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Undated subordinated liabilities [member] | The Group [member] | Undated Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Undated subordinated liabilities [member] | The Group [member] | 10.5% Subordinated Bonds callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Undated subordinated liabilities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		437	418
Ending Balance		425	437
Repurchases and redemptions during the year	[2]
Foreign exchange movements		(12)	19
Undated subordinated liabilities [member] | The Bank [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Undated subordinated liabilities [member] | The Bank [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | The Group [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		9,006	10,557
Ending Balance		8,803	9,006
Issued during the year		780
Repurchases and redemptions during the year	[1]	(713)	(1,642)
Foreign exchange movements		(276)	247
Other movements (all non-cash)		6	(357)
Dated subordinated liabilities [member] | The Group [member] | Floating rate subordinated callable notes 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year			201
Dated subordinated liabilities [member] | The Group [member] | 6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Dated subordinated liabilities [member] | The Group [member] | Undated Perpetual Preferred Securities [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]
Dated subordinated liabilities [member] | The Group [member] | 10.5% Subordinated Bonds callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[1]		(150)
Dated subordinated liabilities [member] | The Group [member] | 6.75% Subordinated Fixed Rate Notes callable 2018 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year			(1,492)
Dated subordinated liabilities [member] | The Group [member] | 4.1378% Dated Subordinated Notes due 2026 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		492
Dated subordinated liabilities [member] | The Group [member] | 2.68229% Dated Subordinated Notes due 2038 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		70
Dated subordinated liabilities [member] | The Group [member] | 2.0367% Dated Subordinated Notes due 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		218
Dated subordinated liabilities [member] | The Group [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(135)
Dated subordinated liabilities [member] | The Group [member] | Percent 9375 Subordinated Bonds 2021 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(328)
Dated subordinated liabilities [member] | The Group [member] | Percent 6375 Subordinated Instruments 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year		(250)
Dated subordinated liabilities [member] | The Bank [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		6,779	6,672
Ending Balance		7,250	6,779
Issued during the year		780
Repurchases and redemptions during the year	[2]	(135)
Foreign exchange movements		(206)	203
Other movements (all non-cash)		32	£ (96)
Dated subordinated liabilities [member] | The Bank [member] | 4.1378% Dated Subordinated Notes due 2026 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		492
Dated subordinated liabilities [member] | The Bank [member] | 2.68229% Dated Subordinated Notes due 2038 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		70
Dated subordinated liabilities [member] | The Bank [member] | 2.0367% Dated Subordinated Notes due 2028 [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Issued during the year		218
Dated subordinated liabilities [member] | The Bank [member] | Percent 13 Stepup Perpetual Capital Securities Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]
Dated subordinated liabilities [member] | The Bank [member] | Percent 10375 Subordinated Fixed To Fixed Rate Notes 2024 Callable 2019 [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Repurchases and redemptions during the year	[2]	£ (135)

[1]	The repurchases and redemptions in the year resulted in cash outflows of 762 million (2018: 2,256 million).
[2]	The repurchases and redemptions in 2019 resulted in cash outflows of 184 million.